Stock-Based Compensation - Fair Value Of Stock Options Granted (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Black-Scholes option valuation model, assumptions
Risk-free interest rate, low end of range (as a percent)	0.17%		2.53%
Risk-free interest rate, high end of range (as a percent)		1.51%
Volatility factor, low end of range (as a percent)	28.91%		32.08%
Volatility factor, high end of range (as a percent)		28.86%
Minimum
Black-Scholes option valuation model, assumptions
Expected term of options	3 years 3 months 18 days		5 years 6 months
Weighted-average fair value of options granted (in dollars per share)	$ 5.50		$ 12.45
Maximum
Black-Scholes option valuation model, assumptions
Expected term of options		4 years 3 months 18 days
Weighted-average fair value of options granted (in dollars per share)		$ 7.58